LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Schedule of Obligation Recognized for Defined Benefit Plans) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
At January 1	₪ 39	₪ 34
Current service cost	11	17
Past service cost	4
Interest expense (income)	1	2
Employer contributions	(9)	(12)
Benefits paid	(8)	(10)
Remeasurements:
Experience loss	2	9
Loss (gain) from change in demographic assumptions		(4)
Loss (gain) from change in financial assumptions	1	1
Return on plan assets	(1)	2
At December 31	40	39
Present value of obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
At January 1	142	133
Current service cost	11	17
Past service cost	4
Interest expense (income)	4	5
Benefits paid	(25)	(19)
Remeasurements:
Experience loss	2	9
Loss (gain) from change in demographic assumptions		(4)
Loss (gain) from change in financial assumptions	1	1
At December 31	139	142
Fair value of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
At January 1	(103)	(99)
Interest expense (income)	(3)	(3)
Employer contributions	(9)	(12)
Benefits paid	17	9
Remeasurements:
Return on plan assets	(1)	2
At December 31	₪ (99)	₪ (103)